Financial risk management - Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Shinhan Bank
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	₩ 1,508,514	₩ 1,185,973
delta NII	[2]	406,207	394,996
Shinhan Card
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	990,898	952,836
delta NII	[2]	600,681	591,935
Shinhan Securities
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	252,625	249,806
delta NII	[2]	418,741	269,678
Shinhan Life Insurance
Interest rate risk management from non-trading positions [Line Items]
delta EVE	[1]	3,848,473	4,434,253
delta NII	[2]	₩ 44,525	₩ 35,901

[1]	ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance sheet items by using the Basel III standard based IRRBB method.
[2]	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.